Warrant Liabilities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Warrant Liabilities [Line Items]
Price per warrant (in Dollars per share)	$ 0.01
Shares issued, price per share (in Dollars per share)		$ 5
Number of trading days	20 days
Period of commencing warrants	30 days
Public Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares to be called by each warrant	1
Price per warrant (in Dollars per share)	$ 11.5
Private warrants were forfeited	14,040,000
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding	13,800,000
Private Placement Warrants
Warrant Liabilities [Line Items]
Warrants outstanding
Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Number of shares to be called by each warrant	1
Shares issued, price per share (in Dollars per share)	$ 12
Sale price per share (in Dollars per share)	18
Class A Common Stock [Member] | Public Warrants [Member]
Warrant Liabilities [Line Items]
Shares issued, price per share (in Dollars per share)	$ 11.5